Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Contract Liabilities [Abstract]
Schedule of Contract Liabilities
	June 30, 2026	June 30, 2025
	RM	RM

As of July 1	-	-
Deferred during the year	157,320,000	-
Recognized as revenue during the year	(148,768,000)	-
As of June 30	8,552,000	-

Current	8,552,000	-